SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Credit Loss [Abstract]
Accounts receivable		$ 16,311	$ 19,310
Less: Allowance for credit loss		(1,901)	(3,053)	$ (3,642)	$ (4,240)
Accounts receivable, net	$ 11,206	$ 14,410	$ 16,257